Asset Retirement Obligation	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Asset Retirement Obligation Disclosure [Abstract]
ASSET RETIREMENT OBLIGATION

NOTE 9 – ASSET RETIREMENT OBLIGATION

Changes in the asset retirement obligation for the three months ended March 31, 2023 and 2022 are as follows:

	Three months ended March 31,
	2023	2022
Asset retirement obligation, beginning of period	$1,496,434	$1,362,294
Increase due to change in estimated costs	22,178	-
Accretion expense	37,409	33,536
Asset retirement obligation, end of period	$1,556,021	$1,395,830

In the first quarter of 2023, the Company updated its estimate for reclamation and closure costs of the mine at the end of its life based on an expanded permit and bonding requirement finalized in December 31, 2022. The updated estimate was $2,557,553 on an undiscounted cash flow basis, an increase of $1,020,553 from the previous plan. The estimated reclamation costs were discounted using credit adjusted, risk-free interest rate of 11% from the time we incurred the obligation to the time we expect to pay the retirement obligation. During the quarter ended March 31, 2023, asset retirement obligation and the associated retirement asset of $22,178 was recognized for the disturbance that occurred in that period.

NOTE 9 – ASSET RETIREMENT OBLIGATION

Changes in the asset retirement obligation for the years ended December 31, 2022 and 2021 are as follows:

	Years ended December 31,
	2022	2021
Asset retirement obligation, beginning of year	$1,362,294	$1,233,514
Increase due to change in estimated costs	-	6,833
Accretion expense	134,140	121,947
Asset retirement obligation, end of year	$1,496,434	$1,362,294

The estimated reclamation costs in 2022 and 2021 were discounted using credit adjusted, risk-free interest rate of 10% from the time the Company incurred the obligation to the time it expects to pay the retirement obligation.